PIMCO Active Bond Exchange-Traded Fund Expense Example - PIMCO Active Bond Exchange-Traded Fund - PIMCO Active Bond Exchange-Traded Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	$ 663